Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 69,362	₩ 84,178
Gross assets offset	(1)	(14)
Net amounts presented in the statement of financial position	69,361	84,164
Amounts not offset, Financial instruments	(67,421)	(82,130)
Amounts not offset, Cash collateral	0	0
Net amount	1,940	2,034
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	69,361	65,669
Gross assets offset		(13)
Net amounts presented in the statement of financial position	69,361	65,656
Amounts not offset, Financial instruments	(67,421)	(63,628)
Amounts not offset, Cash collateral	0	0
Net amount	1,940	2,028
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	1	18,509
Gross assets offset	(1)	(1)
Net amounts presented in the statement of financial position		18,508
Amounts not offset, Financial instruments		(18,502)
Amounts not offset, Cash collateral	₩ 0	0
Net amount		₩ 6